As filed with the Securities and Exchange Commission on January 18, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 95	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 99	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                    As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 90 filed December 31, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this  18th  day of January, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	January 18, 2013
Jack E. Brinson

*	Trustee & Chairman	January 18, 2013
James H. Speed, Jr.

*	Trustee	January 18, 2013
J. Buckley Strandberg

*	Trustee	January 18, 2013
Michael G. Mosley

*	Trustee	January 18, 2013
Theo H. Pitt, Jr.

*	President, FMX Funds	January 18, 2013
D.J. Murphey

*	Treasurer, FMX Funds	January 18, 2013
Julie M. Koethe

*	President & Treasurer,	January 18, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	January 18, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	January 18, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	January 18, 2013
Craig L. Lukin

*	President & Treasurer,	January 18, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	January 18, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	January 18, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	January 18, 2013
Michael W. Nix

*	President, Arin Funds	January 18, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	January 18, 2013
Lawrence H. Lempert

*	President,	January 18, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	January 18, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	January 18, 2013
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	Treasurer for the Prophecy Alpha Trading Fund,	January 18, 2013
Brenda A. Smith	President and Treasurer for the CV Asset Allocation Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	January 18, 2013

* By: /s/ A. Vason Hamrick	January 18, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase